ALLOWANCE FOR EXPECTED CREDIT LOSSES	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ALLOWANCE FOR EXPECTED CREDIT LOSSES	ALLOWANCE FOR EXPECTED CREDIT LOSSES
The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the year ended December 31, 2025.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type leases and leaseback assets	Other long-term assets	Total
Balance as of December 31, 2023	15	816	24	73	1,880	2,808
Change in allowance recorded in 'other financial items'	68	363	9	(37)	6	409
Balance as of December 31, 2024	83	1,179	33	36	1,886	3,217
Change in allowance recorded in 'other financial items'	(70)	(347)	(11)	(36)	—	(464)
Balance as of December 31, 2025	13	832	22	—	1,886	2,753

The impact of the allowance for expected credit losses on the associates is disclosed in Note 17: Investment in Associated Companies.